INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Taxes [Abstract]
Disclosure of deferred taxes [Table Text Block]

Mexico operations	December 31,	December 31,
Deferred tax derived from income tax	2021	2020

Deferred income tax assets:
Tax loss carryforwards	$8,893	$18,412
Working capital	11,287	2,354
Deferred income tax liabilities:
Inventories	(7,146)	(1,875)
Mineral properties, plant and equipment	(12,177)	(6,138)
Deferred income tax assets (liabilities), net	$857	$12,753

Mexico operations	December 31,	December 31,
Deferred tax derived from special mining duty	2021	2020

Deferred income tax liabilities:
Working capital	$510	$(230)
Mineral properties, plant and equipment	(1,937)	(624)
Other	-	(223)
Deferred income tax assets (liabilities), net	$(1,427)	$(1,077)

Disclosure of detailed information about effective income tax expense [Table Text Block]
	Years ended
	December 31,	December 31,
	2021	2020

Current income tax expense (recovery):
Current income tax expense in respect of current year	$754	$1,053
Special mining duty	2,726	1,989
Adjustments recognized in the current year in relation to prior years	-	(49)
Deferred income tax expense (recovery):
Deferred tax expense recognized in the current year	19,641	5,498
Special mining duty	574	1,646
Adjustments recognized in the current year in relation to prior years	(7,962)	(12,350)
Total income tax expense (recovery)	$15,733	$(2,213)

Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates [Table Text Block]
	December 31,	December 31,
	2021	2020

Canadian statutory tax rates	27.00%	27.00%
Income tax expense computed at Canadian statutory rates	$8,015	$(284)
Foreign tax rates different from statutory rate	986	256
Withholding taxes, net of tax credits	-	9
Stock-based compensation	545	478
Foreign exchange	2,279	(153)
Inflationary adjustment	4,836	755
Other non-deductible item	1,375	1,451
Adjustments recognized in the current year in relation to prior years	(468)	92
Current year losses not recognized	2,456	3,990
Special mining duty Mexican tax	3,203	3,634
Recognition of previously unrecognized losses	(7,494)	(12,441)
Income tax expense	$15,733	$(2,213)

Schedule of deferred tax assets not recognized [Table Text Block]
	Loss Carry Forward	December 31,	December 31,
	Expiry	2021	2020

Unrecognized Mexico tax loss carry forward	2022-2031	$118,810	$129,680
Unrecognized Canada tax loss carry forward	2025-2031	7,525	6,752
Unrecognized Chile tax loss carry forward	2022-2031	16,403	13,817
Capital losses		9,650	12,561
Reclamation provision		7,396	8,876
Exploration pools		13,569	6,172
Other Canada temporary differences		13,069	13,918